Restructure and Asset Impairments	12 Months Ended
Sep. 01, 2016
Restructuring and Related Activities [Abstract]
Restructure and Asset Impairments
Restructure and Asset Impairments

For the year ended	2016	2015	2014
2016 Restructuring Plan	$58	$—	$—
Other	9	3	40
	$67	$3	$40

In the fourth quarter of 2016, we initiated a restructure plan in response to the current business environment and the need to accelerate focus on our key priorities (the "2016 Restructuring Plan").  The 2016 Restructuring Plan includes the elimination of certain projects and programs, the permanent closure of a number of open headcount requisitions, workforce reductions in certain areas of the business, and other non-headcount related spending reductions. In connection with the plan, we expect to incur charges of $80 million, substantially all in cash expenditures, of which $58 million was incurred in 2016, with the remainder in the early part of 2017. As of September 1, 2016, we had accrued liabilities of $24 million related to the 2016 Restructuring Plan, substantially all of which is expected to be paid in the first quarter of 2017.

For 2014, other included charges associated with workforce optimization activities and with our efforts to wind down our 200mm operations primarily in Agrate, Italy and Kiryat Gat, Israel.